Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO John L. Higgins ($)	Summary Compensation Table Total for PEO Todd C. Davis ($)	Compensation Actually Paid for PEO John L. Higgins ($)(1)	Compensation Actually Paid to PEO Todd C. Davis ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) ($ thousands)	Revenue ($ thousands)
2022	16,764,990	5,195,169	12,243,958	4,977,510	3,852,731	2,922,612	92.32	113.65	(33,361)	196,245
2021	9,587,211	—	15,958,534	—	4,996,210	7,722,154	148.11	126.45	57,138	241,544
2020	5,842,767	—	6,788,815	—	2,846,812	3,246,826	95.36	126.42	(2,985)	163,562

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]
(4) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	John L. Higgins, Todd C. Davis	Matthew Korenberg, Tavo Espinoza, Andrew Reardon, Matthew W. Foehr, and Charles S. Berkman
2021	John L. Higgins	Matthew Korenberg, Matthew W. Foehr, and Charles S. Berkman
2020	John L. Higgins	Matthew Korenberg, Matthew W. Foehr, and Charles S. Berkman

Peer Group Issuers, Footnote [Text Block]			(5) For the relevant fiscal year, the Peer Group TSR is from the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The calculation of the TSR assumes an initial investment of $100 on January 1, 2020 through December 31 of the applicable year in the table above, assuming all dividends are reinvested.
Adjustment To PEO Compensation, Footnote [Text Block]
(1) Compensation actually paid to our former Principal Executive Officer (“PEO”), John L. Higgins for each relevant fiscal year is presented in the following table:

Year	Summary Compensation Table Total for John L. Higgins ($)	Exclusion of Stock Awards and Option Awards for John L. Higgins ($)	Inclusion of Equity Values for John L. Higgins ($)	Compensation Actually Paid to John L. Higgins ($)
2022	16,764,990	(9,741,742)	5,220,710	12,243,958
2021	9,587,211	(8,360,810)	14,732,133	15,958,534
2020	5,842,767	(4,667,004)	5,613,052	6,788,815

(2) Compensation actually paid to our current PEO, Todd C. Davis for 2022 is presented in the following table:

Year	Summary Compensation Table Total for Todd C. Davis ($)	Exclusion of Stock Awards and Option Awards for Todd C. Davis ($)	Inclusion of Equity Values for Todd C. Davis ($)	Compensation Actually Paid to Todd C. Davis ($)
2022	5,195,169	(5,080,905)	4,863,246	4,977,510
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

		Adjustments(1)
	Year	Year-End ASC 718 Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for ($)	Change in ASC 718 Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date ASC 718 Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in ASC 718 Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	ASC 718 Fair Value at Last Day of Prior Year of Equity Awards Forfeited During ($)	Total - Inclusion of Equity Value ($)
Todd C. Davis	2022	5,055,927	—	—	(192,681)	—	4,863,246
John L. Higgins	2022	—	(6,621,513)	16,896,532	(4,111,108)	(943,201)	5,220,710
	2021	6,506,295	5,230,428	223,475	2,771,935	—	14,732,133
	2020	4,657,103	334,654	604,582	16,713	—	5,613,052
Non-PEO NEOs	2022	3,368,797	(1,668,590)	1,487,576	(499,989)	(251,529)	2,436,265
	2021	3,354,183	2,320,671	93,981	1,177,293	—	6,946,128
	2020	2,071,606	127,864	268,699	6,068	—	2,474,237

(1) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; and (iii) for PSUs, calculated by a Monte Carlo simulation model as of the applicable revaluation dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate. For additional information about the assumptions used to value our stock and option awards, please see Note 9 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 28, 2023, and our Annual Report on Form 10-K for prior years.

Non-PEO NEO Average Total Compensation Amount			$ 3,852,731	$ 4,996,210	$ 2,846,812
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,922,612	7,722,154	3,246,826
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3) Average compensation actually paid to our non-PEO NEOs for each relevant fiscal year is presented in the following table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	3,852,731	(3,366,384)	2,436,265	2,922,612
2021	4,996,210	(4,220,184)	6,946,128	7,722,154
2020	2,846,812	(2,074,223)	2,474,237	3,246,826
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

		Adjustments(1)
	Year	Year-End ASC 718 Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for ($)	Change in ASC 718 Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date ASC 718 Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in ASC 718 Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	ASC 718 Fair Value at Last Day of Prior Year of Equity Awards Forfeited During ($)	Total - Inclusion of Equity Value ($)
Todd C. Davis	2022	5,055,927	—	—	(192,681)	—	4,863,246
John L. Higgins	2022	—	(6,621,513)	16,896,532	(4,111,108)	(943,201)	5,220,710
	2021	6,506,295	5,230,428	223,475	2,771,935	—	14,732,133
	2020	4,657,103	334,654	604,582	16,713	—	5,613,052
Non-PEO NEOs	2022	3,368,797	(1,668,590)	1,487,576	(499,989)	(251,529)	2,436,265
	2021	3,354,183	2,320,671	93,981	1,177,293	—	6,946,128
	2020	2,071,606	127,864	268,699	6,068	—	2,474,237

(1) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; and (iii) for PSUs, calculated by a Monte Carlo simulation model as of the applicable revaluation dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate. For additional information about the assumptions used to value our stock and option awards, please see Note 9 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 28, 2023, and our Annual Report on Form 10-K for prior years.

Tabular List [Table Text Block]			Revenue •Adjusted EBITDA •Total Shareholder Return
Total Shareholder Return Amount			$ 92.32	148.11	95.36
Peer Group Total Shareholder Return Amount			113.65	126.45	126.42
Net Income (Loss)			$ (33,361,000)	$ 57,138,000	$ (2,985,000)
Company Selected Measure Amount			196,245,000	241,544,000	163,562,000
PEO Name	Todd C. Davis	John L. Higgins		John L. Higgins	John L. Higgins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA•Total Shareholder Return
Higgins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 16,764,990	$ 9,587,211	$ 5,842,767
PEO Actually Paid Compensation Amount			12,243,958	15,958,534	6,788,815
Davis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			5,195,169
PEO Actually Paid Compensation Amount			4,977,510
PEO [Member] | Higgins [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,741,742)	(8,360,810)	(4,667,004)
PEO [Member] | Higgins [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,220,710	14,732,133	5,613,052
PEO [Member] | Higgins [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				6,506,295	4,657,103
PEO [Member] | Higgins [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(4,111,108)	2,771,935	16,713
PEO [Member] | Higgins [Member] | Equity Awards Grants in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(6,621,513)	5,230,428	334,654
PEO [Member] | Higgins [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			16,896,532	223,475	604,582
PEO [Member] | Higgins [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(943,201)
PEO [Member] | Davis [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,080,905)
PEO [Member] | Davis [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,863,246
PEO [Member] | Davis [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			5,055,927
PEO [Member] | Davis [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(192,681)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,366,384)	(4,220,184)	(2,074,223)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,436,265	6,946,128	2,474,237
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			3,368,797	3,354,183	2,071,606
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(499,989)	1,177,293	6,068
Non-PEO NEO [Member] | Equity Awards Grants in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,668,590)	2,320,671	127,864
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,487,576	$ 93,981	$ 268,699
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ (251,529)